Annual Operating Expenses {- Fidelity Sustainable Core Plus Bond Fund} - NF_08.31 Fidelity Sustainable Core Plus Bond Fund Retail PRO-01 - Fidelity Sustainable Core Plus Bond Fund	Apr. 12, 2022
Fidelity Sustainable Core Plus Bond Fund
Operating Expenses:
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%	[1]
Total annual operating expenses	0.45%
Fidelity Sustainable Core Plus Bond Fund null
Operating Expenses:
Management fee	0.35%

[1]	(a)Based on estimated amounts for the current fiscal year.